October 18, 2007

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
Form N-4 Registration Statement (File No. 333-144053)

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this correspondence in response to the comments in your letter dated August 28, 2007, in connection with the Initial Registration Statement on Form N-4.  The attached draft registration statement is redlined to reflect changes in disclosure since the filing of the Initial Registration.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

1.Comment
Cover Page: Please revise the first paragraph to remove any implication that an investor may not rely upon the prospectus as a document describing all the material rights and features of the policy.

Response:
We have amended the disclosure by removing the following from the cover page: “- the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.”

2. Comment
Glossary-Valuation Related Definitions (p.3): In the definition of “Valuation Date,” please delete the reference to Nationwide to clarify that accumulation unit value is determined each day that the NYSE is open other than the holidays identified in the narrative on page 31. See Rule 22c-1(b)(1)(iii). Also, for the definition of “Valuation Period,” the term “close of business” is unclear. Please indicate the time or the entity whose closing time controls. In addition, either here or the first time it is used in the text (page indicated), please define the following terms: “Multiple Maturity Separate Account” (p.3), “transaction amount” (p.6), and “current income benefit base” (p.8).

Response:
a.	We have amended our disclosure by removing the reference to Nationwide in the definition of Valuation Date.
b.	We have amended the definition of Valuation Period as follows:

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

“The period of time commencing at the close of a valuation date and ending at the close of the New York Stock Exchange for the next succeeding valuation date.”
c.	We have added a definition of Multiple Maturity Separate Account.
d.	We have placed a cross reference for “transaction amount.”
e.
The term “Current Income Benefit Base” has been capitalized throughout the prospectus and a cross-reference to the “Lifetime Income Option” section in the prospectus has been added to the Fee Table in endnote 6, which states:  “More information about the Current Income Benefit Base can be found in the “Lifetime Income Option” section of this prospectus.”

3. Comment
Fee Tables- Generally (pp 6-8): The narrative in the tables about option availability and fixed account charge deductions is distracting. To the extent possible, please remove excess verbiage from the fee tables through short footnotes with limited disclosure and cross references to prospectus text.

Response:
We have amended our disclosure by eliminating certain endnotes and adding cross references.

4. Comment
Fee Table footnotes- Generally (pp. 6-8): Wherever possible, please limit the footnotes to the required Item 3 disclosure or cross reference to descriptions in the text. In this regard, please note that Instruction 9 to Item 3 permits a tabular presentation of the CDSC within the larger table. Cross-references are sufficient to address eligibility criteria for optional features. Finally, as short-term trading fees are reflected in the Separate Account Transaction Fee table, please move the related Underlying Fund Table footnote to the Appendix A fund disclosure or a similarly appropriate place in the prospectus.

Response:
a. We have amended our disclosure by limiting the endnotes or making cross references to descriptions in the text.
b. The fee table was modified by moving the declining CDSC schedule from the endnotes to the fee table.
c. We have deleted the fund disclosure in the “Underlying Mutual Fund Annual Expenses” section.

5. Comment
Recurring Contract Expense Table (p.6): The parenthetical following “Spousal Protection Option is unnecessary; please delete it. For the Lifetime Income Option and the Spousal Continuation Option”, the fee should be identified as a percentage as of the income benefit base in the table, not the footnotes. For both options, add a footnote stating the Total Variable Account Charge calculation assumes the current income benefit base and variable account value are equal or explain to the Staff why this is not appropriate.  Also, modify the Summary Table of Maximum Expenses table to address the same issues.

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Response: We have deleted the parenthetical following the Spousal Protection option.
We have amended our disclosure by separating the listing of the Lifetime Income Option and the Spousal Continuation Benefit from the rest of the optional riders. These two riders and the expenses associated with them are now listed under the Maximum Variable Account Charge.

6. Comment
Underlying Mutual Fund Expense Table (p.8): Please delete the reference to Short-Term Trading Fees in the preamble. See Comment 4, above. Also, we remind you that the maximum and minimum charges should reflect any acquired fund fee expenses.

Response:
We have deleted the reference to Short Term Trading Fees.
The minimum and maximum charges reflect any acquired fund fee expenses.

7. Comment
Expense Example (p.9): Please confirm that the examples reflect the cost of the 3% Extra Value Option but not the extra charges owed for a 3% credit on $10,000.

Response:
The expense assumptions in the example include the cost of the bonus option, but the contract value assumption does not reflect the bonus credits.  Per form requirements, the example reflects a contract value of $10,000.

8. Comment
Ten Day Free-Look Recapture (pp. 10,11,22,42): Please revise the free look disclosure throughout the prospectus to indicate that when a contract owner exercises the free look right, the amount returned upon cancellation will be the greater of premiums paid, surrender value or any other amount required by law.

Response:
The language in the Ten Day Free-Look subsection of the Synopsis of the Contract Section has been amended to replace the existing disclosure with the following clarifying disclosure:

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is a replacement or not. Check your contract for more details about your free look right.

Additionally, the Right to Examine and Cancel Section has been amended to replace the existing disclosure with the following disclosure:

If after purchasing your contract, you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a “free look.”  Depending on the state in which you purchased your contract, and, in some states, if you purchased the contract as a replacement for a prior contract, the right to cancel period may be ten (10) days, or longer, measured from the time that you received your Annuity. If you return your contract, during the applicable period, we will refund your current account value plus any tax charge deducted, less any

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies applicable federal and state income tax withholding and depending on your state’s requirements, any applicable insurance charges deducted.  The amount returned to you may be higher or lower than the purchase payment(s) applied during the right to cancel period.  Where required by law, we will return your purchase payment(s), or the greater of your current account value and the amount of your purchase payment(s) applied during the right to cancel period, less any applicable federal and state income tax withholding.

In some states, we may require that an initial premium designated for a subaccount be allocated to a money market subaccount designated by Nationwide during the free look period.  After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

9. Comment:
Capital Preservation Plus (“CPP”) Option (p.11): The disclosure says this option is not available. See also p. 23. Please disclose when the option will be offered or delete all references to the option throughout the prospectus.

Response:
We have amended our disclosure by eliminating the Capital Preservation Plus Option section, redrafting the section on the Capital Preservation Plus Lifetime Income Option (CPPLI) and adding the elements of Capital Preservation Plus that apply to it. We have also made the disclosure clearer, including how the withdrawal phase is triggered and what happens if a contract owner makes a withdrawal.

10. Comment
Underlying Mutual Funds (pp. 12, 15): Please state conspicuously from whom a prospectus containing more complete information on each portfolio company may be obtained. See Item 5(d) of Form N-4.

Response:
We have added the following disclosure to the fourth paragraph of “Investing in the Contract”:

Contract owners receive underlying mutual prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

11. Comment
Market Value Adjustment (p. 13) Please confirm to the staff that the market value adjustment (MVA) associated with the Guaranteed and Target Term Account Options has been separately registered pursuant to the Securities Act of 1933 (“33 Act”) and provide the SEC file numbers.

Response:
The MVA has been registered under the SEC 33 Act File No. 333-133163.

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

12. Comment
Identification of Underlying Mutual Funds (p.16): This section describes certain payments made to affiliates. In your response letter to the Staff, describe these transactions more specifically and clarify how each is consistent with Section 17e of the Investment Company Act of 1940 (“40 Act).

Response:
Nationwide believes that the disclosure identifies services provided by Nationwide on behalf of the underlying mutual funds.  For example, the disclosure indicates that Nationwide aggregates and transmits contract owner purchase and redemption orders to the funds, and thus incurs expenses that would otherwise be borne by the funds if the funds were to process such transactions on an individualized basis.  Nationwide does not believe that disclosing an exhaustive list of all services that are or may be provided is warranted; the disclosure sufficiently describes the arrangements between Nationwide and the underlying funds (or their affiliates), and does not contain any material omission or untrue statement that would cause the disclosure to be misleading.  The disclosure also suffices to ensure contract owners are made aware of any potential conflict of interest that may arise from such arrangements, and indicates that Nationwide may consider, among other factors, the receipt of such payments when selecting underlying funds to be offered through the contract.  Nationwide also notes that there is no requirement in Form N-4 to provide more specific disclosure.

Nationwide believes that its receipt of such payments represents compensation for legitimate services it provides to the underlying funds, rather than compensation “for the purchase or sale of any property to or for” any registered investment company, and thus falls outside the prohibition of Section 17(e).  There is no connection between the receipt of such payments and any purchase or sale of any property to or for an investment company.  Rather, as noted in the prospectus, Nationwide receives such payments in order to defray the costs of promoting, marketing, and administering the contract and the underlying mutual funds.  Because these costs are not insignificant, Nationwide considers such compensation (in addition to other criteria), when choosing which underlying funds to offer through the contract.

Nationwide notes that such payments are quite common in the variable contract industry because they compensate insurers for “sub-transfer agency” and other types of administrative services as well as distribution and other marketing services.  To quote remarks made by Mr. Andrew Donohue at the November 17, 2006 ALI-ABA Conference on Life Insurance Company Products, “it is settled that a fund may pay for legitimate distribution services under a bona fide 12b-1 plan, and that an adviser may pay out of its profits for legitimate distribution or other services rendered.”

13. Comment
Waiver of contingent Deferred Sales Charge (p. 17): Is the CDSC waived for purchase payments   a co-annuitant makes to the contract under the Beneficiary Protector II Option? Is so, please revise the reference to “spousal protection option in the second sub-paragraph (2) on page 17.

Response:
We have amended the second sub-paragraph (2) on page 17 by stating the following:

(2) upon payment of a death benefit. However additional purchase payments made to  the contract after receiving the benefit of an increased contract value (under either the Spousal Protection Annuity II Option or the Beneficiary Protector II Option) are subject to the CDSC provisions of the contract; or

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

14. Comment
Short Term Trading Fees (pp. 18-19):  Consistent with Comments 4 and 6 above, please revise the cross-reference to the list of underlying funds charging short-term trading fees.

Response:
We have amended this disclosure by deleting the following provision:

“For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.”

15. Comment
Combination Enhanced Death Benefit II Option (pp. 19-20):  Please explain “the 5% interest anniversary value” and show how it is calculated or indicate where the information is covered.

Response:
We have amended our disclosure by adding the following parenthetical to the “Combination Enhanced Death Benefit II Option” subsection: “(See the “Death Benefit Calculations “ section beginning on page     for a description of this value.)”

16. Comment:
Spousal Protection Annuity II Option (p. 20):  The parenthetical under sub-paragraph (3) is not clear.  Please delete or revise.

Response:
We have amended this disclosure by deleting the aforementioned parenthetical.  This disclosure, will now read as follows: “Both spouses must be age 85 or younger at the time the contract is issued;”

17. Comment:
Beneficiary Protector Option (pp. 20-21):  The third paragraph implies the charge for this option does not stop upon annuitization.  If this is incorrect, revise.  Otherwise state this directly and fix the disclosure on pages 11 and 19.

Response:
The charge for this option stops upon annuitization, and disclosure found under the Charges and Expenses section notes that “[t]he charges associated with optional benefits are generally only assessed prior to annuitization.”  We have added the following sentence to the first paragraph of the Beneficiary Protector II Option which states “Nationwide will stop assessing this charge when the contract is annuitized.”

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

18. Comment:
Extra Value Option (pp. 21-22)
a.
Numbered Paragraphs on Page 21:  Disclose that if contract value drops due to poor investment experience, the contract owner can be worse off than without the credit because the recaptured amount may be more than 3% of contract value at the time of recapture.

Response:
We believe that the disclosure noted below under the Extra Value Option section provides notice to the contract owner that if their contract value drops due to poor investment experience their contract can be worse off than without the credit.

Current disclosure under the Extra Value Option provides that:

(4)           If the market declines during the period that the bonus credits are subject torecapture, the amountsubject to recapture could decrease the amount ofcontract available for surrender.

(5)           The cost of the extra value option and the recapture of the credits (in theevent of a surrender) could exceed any benefit of receiving the extra valueoption credits.

Coupled together, this disclosure makes it clear that if contract value drops due to poor investment experience, the contract owner can be worse off than without the credit.

18. b. Comment:
Sub-Paragraph (1) (p. 22, left column):  Please delete; there is no “B Schedule CDSC schedule.”

Response: We have amended our disclosure by deleting the reference to “B Schedule CDSC schedule.”

19. Comment:
CPPLI Option (p.24-31): Please revise this section in accordance with Staff comments on the same provision in SEC File No. 333-140621. Changes should respond to comments in our April 10, 2007 letter on the initial registration statement for that filing, and the Staff’s oral comments on Nationwide’s response letter and redraft filed as EDGAR correspondence on June 8, 2007. In revising this section, please not the following: The CPP Option disclosure does not say whether the option can be terminated for 3 or 5 year program periods. The revised CPPLI Option disclosure should address this. Also, the current CPPLI disclosure refers to a C Schedule Option that is not offered in this product. Please delete that reference.

Response:
We have amended our disclosure by eliminating the Capital Preservation Plus Option section,  redrafting the section on the Capital Preservation Plus Lifetime Income Option (CPPLI) and adding the elements of Capital Preservation Plus that apply to it. We have also made the disclosure clearer, including how the withdrawal phase is triggered, what happens if a contract owner makes a withdrawal and the CPP Program Periods that are available. Additionally, we have deleted all references to the C Schedule Option.

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

20. Comment:
Lifetime Income Option & Spousal Continuation Benefit (pp.31-33): Please revise these sections in accordance with Staff oral and written comments on the same provisions in SEC File No. 333-140621 in the same manner indicated above.

Response:
The language in the fifth paragraph of the Lifetime Income Option Section has been amended as follows:” “…There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.”

21. Comment:
Pricing & Transfer Requests: Please substitute the word “determined” or “computed” or “available” in the phrase “next available accumulation unit value after the payment is received.” (This comment also applies to the same language in the Transfer Requests section on page 40.)

Response:
We have amended our disclosure by substituting the word “determined” or “computed” where the word “available” was in the Pricing section and the Transfer Requests section.

22. Comment:
Transfers Among the Sub-Accounts: The disclosure indicating that transfer requests are “subject to terms and conditions imposed by the contract and the underlying mutual funds” suggests that a contractowner’s rights as described in the prospectus may be limited by the language contained in the annuity contract. Please revise this disclosure or delete the statement so contractowners will not be misled as to their rights under the securities laws.

Response:
We have deleted the term “subject to terms and conditions imposed by the contract and the underlying funds.”

23. Comment:
Systematic withdrawals: Your April 10, 2007 response letter regarding SEC file No. 333-140621 included an example of how systematic withdrawals are calculated. As an example is helpful and this product contains the identical program, please include the example in this disclosure as well. It appears that any systematic withdrawal that is larger than the free withdrawal amount causes the free withdrawal amount to get smaller and smaller every year. If correct, please state this.

Response:

We have amended our disclosure by adding the following example:

For example, assume a scenario whereby the Premium equals $100,000 and the initial free withdrawal (“w/d”) equals $10,000

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Withdrawal in year 1                                                                $15,000
Less free withdrawal                                                                $10,000
Premium w/d subject to CDSC                                                                  $5,000

Withdrawal in year 2                                                                $15,000
Less free withdrawal                                                                 $9,500 = 0.10* (100,000 – 5,000)
Premium w/d subject to CDSC                                                                  $5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

24: Comment:
Combination Enhanced Death Benefit Option II: Please state whether interest will continue to accrue at the 5% if the 30% threshold results from a combination of contract owner actions and market performance.

Response:
We have revised our disclosure by deleting the following sentence under the Combination Enhanced Death Benefit Option II subsection stating “If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value,” and replacing this disclosure with the following:

The 30% threshold will come into effect only as a result of an action or actions by the contract owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

25: Comment:
Annuity Commencement Date: Please identify the latest annuity commencement date when there are joint annuitants.

Response:
We have amended our disclosure by adding a phrase to the last sentence of the “Annuity Commencement Date” section: The last sentence will now read: “The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

26. Comment:
Variable Annuity Payments (pp. 52-53): Please indicate whether the Allocation Architect program models are available as investment options during the payout period. If so, are annuitants still limited to one exchange per year during the payout period?

Response:
We have amended our disclosure by adding the following sentence to the “Annuitization” subsection of the “Annuitizing the Contract” section: “Nationwide Allocation Architect program models are not available investment options during annuitization.”

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

27. Comment:
Item 7(c) Disclosure: Please include the information required by Item 7(c)(i), (ii) and (iii).

Response:
We have added the following subsection under “The Contract in General” section:

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law. No modification will affect the method by which the Contract Values are determined.

28. Comment
Part C. a. For each exhibit Registrant seeks to include through incorporation by reference, please identify the date of the filing containing the incorporated document and the exhibit number of the document within that filing.

b. Pursuant to Item 24(b)(8) of Form N-4, please file as exhibits to the pre-effective amendment copies of the individual fund participation agreements or other contracts relating to the investment by the Registrant in a Portfolio Company.

Response:
a. We have identified all exhibits which are incorporated by reference by the date of the original filing and the exhibit number.

b. We have filed as exhibits copies of the individual fund participation agreements and other contracts relating to the investment by the Registrant in a Portfolio Company.

Please contact me directly at (614) 249-6522 if you have any questions regarding this filing.

Sincerely,

Jeanny V. Simaitis
Lead Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies